EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE [abstract]
Disclosure of earnings per share

22           EARNINGS PER SHARE

The calculation of basic earnings per share is based on the net profit for the year attributable to equity holders of approximately RMB784,059(2016 and 2017: RMB1,158,253,000and RMB1,015,361,000 ), divided by the weighted average number of ordinary shares outstanding during the year of 7,083,537,000  shares (2016 and 2017: 7,083,537,000 shares). There were no dilutive potential ordinary shares during each of the three years in the period ended December 31, 2018. The calculation of earnings per equivalent ADS is based on the net profit for the year attributable to equity holders, divided by the weighted average equivalent ADSs (one ADS represents 50 H Shares) outstanding during the year of 141,670,740 ADSs (2016 and 2017: 141,670,740 ADSs).

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Profit attributable to owners of the Company	1,158,253	1,015,361	784,059

Weighted average number of ordinary shares in issue	7,083,537	7,083,537	7,083,537
Weighted average equivalent ADSs	141,670	141,670	141,670

Basic and diluted earnings per share	RMB0.16	RMB0.14	RMB0.11
Basic and diluted earnings per equivalent ADS	RMB8.18	RMB7.17	RMB5.53